Material Events During the Reporting Period (Details) - USD ($)	1 Months Ended	6 Months Ended
	Feb. 28, 2018	Jun. 30, 2018	Jun. 30, 2017	[1]
Statement Line Items [Line Items]
Ordinary shares issued	34,500,000
Gross proceeds from the offering	$ 13,800,000
Net issuance consideration	$ 12,471,000	$ 12,471,000	$ 12,393,000
ADSs [Member]
Statement Line Items [Line Items]
Ordinary shares issued	6,000,000

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 3.a.